Schedule of Machinery and Equipment, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Machinery and equipment	$ 2,282	$ 2,263	$ 1,518
Accumulated depreciation	(1,300)	(993)	(631)
Machinery and equipment, net	$ 982	$ 1,270	$ 887